Basis of preparation	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on February 7, 2018, which will be submitted for approval to the shareholders’ meeting on March 22, 2018.

(b)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position.

•	derivative financial instruments are measured at fair value

•	financial instruments at fair value through profit or loss are measured at fair value

•	available-for-sale financial assets are measured at fair value

•	liabilities for cash-settled share-based payment arrangements are measured at fair value

•	financial liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk are recognized in profit or loss

•	liabilities for defined benefit plans that are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(c)	Functional and presentation currency

The financial statements of the parent and each subsidiary are prepared in functional currency of the respective operation. These consolidated financial statements are presented in Korean won, which is the Parent Company’s functional currency and the currency of the primary economic environment in which the Group operates.

(d)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are evaluated on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future years affected.

In preparing the these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2016, except for the changes below.

During 2017, the credit card segment of the Group had accumulated sufficient experience to properly calculate probability of default, loss given default and credit conversion factors by considering the characteristics of borrowers, or its homogeneous borrowing groups, with credit evaluation system and risk evaluation system based on BASEL II; and based on this newly accumulated experience, the calculation methodology of loan losses has been changed from roll rate analysis model to internal model approach. As a result of changes in accounting estimates described above, allowances for loan losses and provision for unused credit lines decreased by ~~W~~129,377 million and ~~W~~316,692 million, respectively, as of December 31, 2017. The effects of the changes in accounting estimates were recognized prospectively in 2017.

(e)	Changes in accounting policies

The Group applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2017.

1) Amendments to IAS 7, ‘Statement of Cash Flows’

The Group applied amendments to IAS 7, ‘Statement of Cash Flows’, which are effective for annual periods beginning on or after January 1, 2017. The amendments to IAS 7 require changes in liability arising from the financing activities of the Group to be disclosed as follows; fluctuations in financing cash flows, changes in the acquisition or loss of control on subsidiaries or other business, the effect of exchange rate changes, changes in fair value and other changes. The amendments does not have a significant impact on the Group’s consolidated financial statements (Note 45).

2) Amendments to IAS 12, ‘Income Taxes’

The Group applied amendments to IAS 12, ‘Income Taxes’, which are effective for annual periods beginning on or after January 1, 2017. Amendments to IAS 12 clarify that temporary differences exist when there is a difference between the carrying amount and tax based amount of the debt instruments which are measured at fair value, regardless of the expected recovery method (sale or retention). In assessing future taxable income, the Group shall include assets to be recovered in excess of its carrying amount and exclude the tax deductions resulting from those deductible temporary differences. The amendments does not have a significant impact on the Group’s consolidated financial statements.

3) Amendments to IFRS 12, ‘Disclosure of Interests in Other Entities’

The Group applied amendments to IFRS 12, ‘Disclosure of Interests in Other Entities’, which are effective for annual periods beginning on or after January 1, 2017. The amendments to IFRS 12 require disclosure of interests in other entities should also be applied to interests that are classified as held for sale or distribution. The amendments does not have a significant impact on the Group’s consolidated financial statements.